Summarized Financial Information of Rusoro (Detail) (Rusoro Mining Limited, USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Rusoro Mining Limited
Schedule of Equity Method Investments [Line Items]
Current assets	$ 69.3		$ 72.2		$ 64.3
Non-current assets	957.3		917.8		956.7
Current liabilities	101.8		133.2		95.1
Non-current liabilities	346.9		208.7		355.5
Shareholders' equity excluding non controlling interest	576.7		646.0		570.4
Revenues	42.7	[1]	118.6	[1]	98.5	[1]
Gross (loss)/income	3.2	[1]	(2.2)	[1]	9.4	[1]
Net income/(loss)	$ 7.4	[1]	$ 0.3	[1]	$ (117.6)	[1]

[1]	The results of Rusoro for the Gold Fields' fiscal year ended December 31, 2011 are for the nine months to September 2011 (six months ended December 31, 2010: three months ended September 30, 2010; fiscal year ended June 30, 2010).